CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash in banks (mainly in EUR)	$ 6,271	$ 4,377
Short-term deposits (in NIS)	422	106
Cash and cash equivalents	$ 6,693	$ 4,483	$ 14,845	$ 4,142